Summary of Short-Term Investments Comprise of Common Shares (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Reserve Quantities [Line Items]
Investment	$ 1,117,769
Contact Gold Corp. [member]
Reserve Quantities [Line Items]
Investment, shares	2,362,941
Investment	$ 93,434
Eminent Gold Corp. [member]
Reserve Quantities [Line Items]
Investment, shares	200,000
Investment	$ 131,858
Fortitude Gold Corp. [member]
Reserve Quantities [Line Items]
Investment, shares	74,946
Investment	$ 506,635
Lahontan Gold Corp. [member]
Reserve Quantities [Line Items]
Investment, shares	325,000
Investment	$ 89,279
McEwen Mining Inc. [member]
Reserve Quantities [Line Items]
Investment, shares	53,600
Investment	$ 55,952
Sanatana Resources Inc. [member]
Reserve Quantities [Line Items]
Investment, shares	1,666,666
Investment	$ 150,433
Solitario Royalty And Exploration Corp. [member]
Reserve Quantities [Line Items]
Investment, shares	119,352
Investment	$ 66,240
VR Resources Ltd [member]
Reserve Quantities [Line Items]
Investment, shares	100,000
Investment	$ 23,938